Insurance contract liabilities - Disclosure of amounts arising from insurance contracts (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	S/ 10,300,468
End of year balances	11,338,810	S/ 10,300,468
Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	10,006,960	10,273,889	S/ 4,838,260
Insurance subscriptions	334,052	324,553	325,272
Acquisition of Seguros Sura, Note 9(b)			4,894,497
Acquisition of Mapfre portfolio			182,704
Time passage adjustments	938,400	(723,254)	120,118
Maturities and recoveries	(41,353)	(35,289)	(9,596)
Exchange differences	(102,424)	161,088	(72,380)
Others		5,973	(4,986)
End of year balances	11,135,635	10,006,960	10,273,889
Annuities [Member] | Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	8,665,894	9,034,796	4,526,171
Insurance subscriptions	293,860	287,869	294,267
Acquisition of Seguros Sura, Note 9(b)			4,012,506
Acquisition of Mapfre portfolio			181,849
Time passage adjustments	785,741	(798,978)	92,964
Exchange differences	(92,075)	142,207	(67,975)
Others			(4,986)
End of year balances	9,653,420	8,665,894	9,034,796
Retirement, disability and survival annuities | Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	715,217	676,949	121,592
Acquisition of Seguros Sura, Note 9(b)			541,749
Acquisition of Mapfre portfolio			855
Time passage adjustments	64,238	32,015	12,753
Others		6,253
End of year balances	779,455	715,217	676,949
Life insurance contracts [member] | Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	586,166	525,662	152,957
Insurance subscriptions	3,804	6,383	3,064
Acquisition of Seguros Sura, Note 9(b)			340,242
Time passage adjustments	123,371	69,978	43,803
Maturities and recoveries	(41,353)	(35,289)	(9,596)
Exchange differences	(10,301)	19,710	(4,808)
Others		(278)
End of year balances	661,687	586,166	525,662
General Insurance | Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	39,683	36,482	37,540
Insurance subscriptions	36,388	30,301	27,941
Time passage adjustments	(34,950)	(26,269)	(29,402)
Exchange differences	(48)	(829)	403
Others		(2)
End of year balances	S/ 41,073	S/ 39,683	S/ 36,482